Leases	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Leases
Note 28: Leases
Lessee
In the ordinary course of business, the Company enters into leases primarily for property and equipment. The carrying amount included in property and equipment, net, and the related depreciation for the right-of-use
assets for the years ended December 31, 2024 and 2023 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2024
Carrying amount	163	24	4	191
Depreciation	39	14	1	54
Year ended December 31, 2023
Carrying amount	173	20	2	195
Depreciation	42	8	1	51

For the years ended December 31, 2024 and 2023, cash outflows for leases, which include payments of lease principal, interest, short-term and low value leases, were $76 million and $73 million, respectively.
The following table sets forth the Company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Within 1 year	72	67
Between 1 and 2 years	60	59
Between 2 and 3 years	45	47
Between 3 and 4 years	30	36
Between 4 and 5 years	24	24
Later than 5 years	73	91
Total undiscounted cash flows	304	324
Lease liabilities included in the consolidated statement of financial position
Current	58	56
Non-current	198	209
As of December 31, 2024 and 2023, the Company was committed to leases with future cash outflows totaling $70 million and $82 million, respectively, which had not yet commenced and therefore are not accounted for as a liability as of December 31, 2024 and 2023, respectively. A liability and corresponding right-of-use
asset will be recognized for these leases at the lease commencement date.
With certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. The liability associated with these restorations is recorded within “Provisions and other non-current
liabilities” in the consolidated statement of financial position.